PRIVATE PLACEMENT (Details) - ADARA ACQUISITION CORP - USD ($)		12 Months Ended
	Aug. 11, 2020	Dec. 31, 2022	Dec. 31, 2021
PRIVATE PLACEMENT
Aggregate purchase price			$ 4,120,000
Private Placement
PRIVATE PLACEMENT
Price of warrant (in dollars per share)	$ 1.00
Aggregate purchase price	$ 4,120,000
Private Placement | Private Placement Warrants
PRIVATE PLACEMENT
Number of shares per warrant		4,120,000
Price of warrant (in dollars per share)		$ 1.00
Number of shares in a unit		1
Aggregate purchase price		$ 4,120,000
Private Placement | Private Placement Warrants | Class A common Stock
PRIVATE PLACEMENT
Exercise price of warrant (in dollars per share)		$ 11.50